Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation allowance		$ 57,752,000	$ 69,692,000
Unrecognized tax benefits		6,621,000	17,638,000	32,976,000
Reasonably possible decrease in unrecognized tax benefits	4,100,000
Payment of interest accrued		2,000,000	4,500,000
Gross deferred tax assets		463,469,000	499,989,000
Gross deferred tax liabilities		130,007,000	169,035,000
Deferred Tax Assets Net		405,717,000	430,297,000
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance		51,900,000
Valuation Allowance, Operating Loss Carryforwards [Member] | State And Local Jurisdiction [Member]
Valuation Allowance [Line Items]
Valuation allowance		$ 5,900,000